Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of significant accounting policies
Schedule of property plant and equipment useful life
Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years

Schedule of finite-lived intangible assets, useful life
	September 30,	September 30,	September 30,
	2024	2023	2022
Value-added tax refund	-	$465,072	$636,536
Becoming a public company	-	-	760,711
Investment grant	-	292,487	-
Equipment of energy projects grants	$81,896	97,366	132,211
Research and development grants	-	71,058	-
Other miscellaneous grants	-	-	107,033
Total	$81,896	$925,983	$1,636,491